Cover Page	May 08, 2020
Cover page.
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	NOBLE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07964
Entity Tax Identification Number	73-0785597
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	872-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	NBL
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ
Entity Central Index Key	0000072207
Amendment Flag	false